CONVERTIBLE NOTES AND DERIVATIVE LIABILITY (Details Narrative) - USD ($)	Jun. 08, 2023	Apr. 28, 2023	Feb. 27, 2023	Feb. 08, 2023	Feb. 07, 2023	Dec. 31, 2023	Jun. 30, 2023	Mar. 28, 2022
Debt Instrument [Line Items]
Convertible Notes Payable						$ 391,880	$ 396,652
Convertible Secured Promissory Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount								$ 400,000
Debt Instrument, Repaid, Principal			$ 15,000
Rock Bay Partners [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 75,000
Debt Conversion, Original Debt, Amount		$ 53,217
Debt Conversion, Converted Instrument, Shares Issued		33,333,000
Quick Capital LLC [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 60,556
Debt Instrument, Interest Rate, Stated Percentage					12.00%
Debt Instrument, Convertible, Terms of Conversion Feature				The note is convertible at the lessor of 1) $0.02, or a price per share equal to the 65% of the lowest trading price of the Company’s common stock during the 20 consecutive trading days prior to the date on which lender elects to convert all or part of the Note.	The note is convertible at the lessor of 1) $0.05, or a price per share equal to the 65% of the lowest trading price of the Company’s common stock during the 20 consecutive trading days prior to the date on which lender elects to convert all or part of the Note.
Debt Conversion, Converted Instrument, Warrants or Options Issued					1,211,111
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.05
Warrants and Rights Outstanding, Term					5 years
AES Capital Management LLC [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 38,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Convertible Notes Payable						$ 4,061
Diagonal Lending LLC 1800 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period	9.00%